Additional Disclosures in the Statement of Cash Flows - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line items]
Cash and deposits in banks	$ 129,967,486	$ 137,066,430	$ 156,581,272
Other debt securities	133,216,534	63,184,467	116,598,543
Loans and other financing	420,725	407,707	395,908
Cash and cash equivalents	$ 263,604,745	$ 200,658,604	$ 273,575,723	$ 172,186,750